                            [LOGO OF NATIONWIDE/(R)/]

                                 NATIONWIDE/(R)/
                                    VARIABLE
                                   ACCOUNT-11

                                 Annual Report
                                       to
                                Contract Owners
                               December 31, 2004

                       NATIONWIDE LIFE INSURANCE COMPANY
                          HOME OFFICE: COLUMBUS, OHIO

APO-5396-12/04

                         NATIONWIDE VARIABLE ACCOUNT-11
          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY
                                December 31, 2004

Assets:
  Investments at fair value:
    Federated IS - American Leaders Fund II - Primary Shares (FedAmLead)
     316,630 shares (cost $5,205,763) ........................................  $     6,544,748
    Federated IS - Capital Appreciation Fund II - Primary Shares (FedCapAp)
     790,127 shares (cost $3,834,327) ........................................        4,606,441
    Federated IS - Capital Income Fund II (FedCapInc)
     53,817 shares (cost $430,463) ...........................................          477,359
    Federated IS - Equity Income Fund II (FedEqInc)
     328,151 shares (cost $3,585,765) ........................................        4,403,782
    Federated IS - Fund for US Government Securities II (FedGvtSec)
     68,458 shares (cost $803,154) ...........................................          794,113
    Federated IS - High Income Bond Fund II - Primary Shares (FedHiInc)
     320,555 shares (cost $2,400,815) ........................................        2,628,549
    Federated IS - International Equity Fund II (FedIntEq)
     37,244 shares (cost $434,283) ...........................................          492,367
    Federated IS - Kaufmann Fund II - Primary Shares (FedKaufmann)
     310,953 shares (cost $3,151,123) ........................................        4,064,152
    Federated IS - Mid Cap Growth Strategies Fund II (FedMidCapGr)
     16,609 shares (cost $291,518) ...........................................          349,112
    Federated IS - Prime Money Fund II (FedPriMy)
     1,900,802 shares (cost $1,900,802) ......................................        1,900,802
    Federated IS - Quality Bond Fund II - Primary Shares (FedQualBd)
     115,245 shares (cost $1,345,334) ........................................        1,344,908
                                                                                ---------------
      Total investments ......................................................       27,606,333
  Accounts receivable ........................................................              591
                                                                                ---------------
      Total assets ...........................................................       27,606,924
Accounts payable .............................................................                -
                                                                                ---------------
Contract owners' equity (note 4) .............................................  $    27,606,924
                                                                                ===============

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-11
STATEMENTS OF OPERATIONS
Year Ended December 31, 2004


                              Total    FedAmLead   FedCapAp    FedCapInc   FedEqInc    FedGvtSec   FedHiInc    FedIntEq
                           ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
Investment activity:
  Reinvested dividends ... $  664,959      82,943      23,622      15,943      71,711      34,881     162,594           -
  Mortality and expense
   risk charges (note 2)..   (274,872)    (62,700)    (43,720)     (3,599)    (40,418)     (9,255)    (26,238)     (4,811)
                           ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
   Net investment income
   (loss) ................    390,087      20,243     (20,098)     12,344      31,293      25,626     136,356      (4,811)
                           ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
  Proceeds from mutual
   fund shares sold ......  5,404,063     287,340     194,498       7,728     384,145      62,956     237,374     171,328
  Cost of mutual fund
  shares sold ............ (5,056,975)   (211,538)   (147,203)     (7,006)   (301,268)    (65,540)   (213,598)   (129,869)
                           ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
   Realized gain (loss)
   on investments ........    347,088      75,802      47,295         722      82,877      (2,584)     23,776      41,459
  Change in unrealized
   gain (loss)
   on investments ........  1,376,651     420,943     238,340      20,215     329,276      (9,214)     54,711      11,583
                           ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
   Net gain (loss) on
   investments ...........  1,723,739     496,745     285,635      20,937     412,153     (11,798)     78,487      53,042
                           ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
  Reinvested capital
   gains .................     13,996           -           -           -           -       4,073           -           -
                           ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
   Net increase
    (decrease) in
    contract owners'
    equity resulting from
    operations ..........  $ 2,127,822     516,988     265,537      33,281     443,446      17,901     214,843      48,231
                           ===========  ==========  ==========  ==========  ==========  ==========  ==========  ==========

                                                          FedKaufmann      FedMidCapGr       FedPriMy
                                                         -------------    -------------    -------------
Investment activity:
  Reinvested dividends ...............................   $           -                -            4,164
  Mortality and expense risk charges (note 2) ........         (39,707)          (3,602)          (4,843)
                                                         -------------    -------------    -------------
    Net investment income (loss) .....................         (39,707)          (3,602)            (679)
                                                         -------------    -------------    -------------

  Proceeds from mutual fund shares sold ..............         576,804           81,006          609,861
  Cost of mutual fund shares sold ....................        (404,381)         (58,568)        (609,861)
                                                         -------------    -------------    -------------
    Realized gain (loss) on investments ..............         172,423           22,438                -
  Change in unrealized gain (loss)
   on investments ....................................         343,118           20,559                -
                                                         -------------    -------------    -------------
    Net gain (loss) on investments ...................         515,541           42,997                -
                                                         -------------    -------------    -------------
  Reinvested capital gains ...........................             221                -                -
                                                         -------------    -------------    -------------
    Net increase (decrease) in contract
     owners'equity resulting from operations .........   $     476,055           39,395             (679)
                                                         =============    =============    =============

Investment activity:                                       FedQualBd        FedTotRe
                                                         -------------    -------------
  Reinvested dividends ...............................          44,202          224,899
  Mortality and expense risk charges (note 2) ........         (12,731)         (23,248)
                                                         -------------    -------------
    Net investment income (loss) .....................          31,471          201,651
                                                         -------------    -------------
  Proceeds from mutual fund shares sold ..............         222,695        2,568,328
  Cost of mutual fund shares sold ....................        (223,866)      (2,684,277)
                                                         -------------    -------------
    Realized gain (loss) on investments ..............          (1,171)        (115,949)
  Change in unrealized gain (loss)
   on investments ....................................         (14,068)         (38,812)
                                                         -------------    -------------
    Net gain (loss) on investments ...................         (15,239)        (154,761)
                                                         -------------    -------------
  Reinvested capital gains ...........................           9,702                -
                                                         -------------    -------------
    Net increase (decrease) in contract
     owners'equity resulting from operations .........          25,934           46,890
                                                         =============    =============

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-11
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY
Years Ended December 31, 2004 and 2003

                                                          Total                     FedAmLead
                                              ---------------------------   ----------------------
                                                   2004           2003          2004        2003
                                              -------------   -----------   ----------   ---------
Investment activity:
  Net investment income (loss) ............   $     390,087        (2,437)      20,243      (1,354)
  Realized gain (loss) on investments .....         347,088        73,339       75,802      10,885
  Change in unrealized gain (loss)
   on investments .........................       1,376,651     2,834,849      420,943     902,058
  Reinvested capital gains ................          13,996         2,265            -           -
                                              -------------   -----------   ----------   ---------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations ...........................       2,127,822     2,908,016      516,988     911,589
                                              -------------   -----------   ----------   ---------
Equity transactions:
  Purchase payments received from
   contract owners (note 3) ...............       3,023,065    17,125,121      646,223   3,655,555
  Transfers between funds .................               -             -       89,226     116,893
  Redemptions (note 3) ....................      (1,188,504)     (786,400)    (283,672)   (180,343)
  Annual contract maintenance charges
   (note 2) ...............................          (5,254)       (1,591)      (1,200)       (352)
  Contingent deferred sales charges
   (note 2) ...............................         (24,388)      (10,207)      (4,656)     (3,323)
  Adjustments to maintain reserves ........             120            73          172          91
                                              -------------   -----------   ----------   ---------
    Net equity transactions ...............       1,805,039    16,326,996      446,093   3,588,521
                                              -------------   -----------   ----------   ---------
Net change in contract owners' equity .....       3,932,861    19,235,012      963,081   4,500,110
Contract owners' equity beginning
  of period ...............................      23,674,063     4,439,051    5,581,921   1,081,811
                                              -------------   -----------   ----------   ---------
Contract owners' equity end of period .....   $  27,606,924    23,674,063    6,545,002   5,581,921
                                              =============   ===========   ==========   =========

CHANGES IN UNITS:
  Beginning units .........................       2,199,770       502,491      532,185     130,404
                                              -------------   -----------   ----------   ---------
  Units purchased .........................         677,540     1,896,461       72,069     432,638
  Units redeemed ..........................        (498,089)     (199,182)     (29,732)    (30,857)
                                              -------------   -----------   ----------   ---------
  Ending units ............................       2,379,221     2,199,770      574,522     532,185
                                              =============   ===========   ==========   =========

                                                        FedCapAp                   FedCapInc
                                              ---------------------------   ----------------------
                                                   2004            2003         2004        2003
                                              -------------   -----------   ----------   ---------
Investment activity:
  Net investment income (loss) ...........          (20,098)      (15,260)      12,344        (662)
  Realized gain (loss) on investments .....          47,295         5,003          722       4,659
  Change in unrealized gain (loss)
   on investments .........................         238,340       531,902       20,215      26,624
  Reinvested capital gains ................               -             -          -             -
                                              -------------   -----------   ----------   ---------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations ...........................         265,537       521,645       33,281      30,621
                                              -------------   -----------   ----------   ---------
Equity transactions:
  Purchase payments received from
   contract owners (note 3) ...............         422,598     2,671,187       75,299     338,216
  Transfers between funds .................         151,111       148,967       66,968     (60,188)
  Redemptions (note 3) ....................        (186,608)     (117,138)      (4,237)     (5,646)
  Annual contract maintenance charges
   (note 2) ...............................            (935)         (250)         (63)          -
  Contingent deferred sales charges
   (note 2) ...............................          (3,966)       (1,591)        (163)          -
  Adjustments to maintain reserves ........             126           (10)          (2)         (2)
                                              -------------   -----------   ----------   ---------
    Net equity transactions ...............         382,326     2,701,165      137,802     272,380
                                              -------------   -----------   ----------   ---------
Net change in contract owners' equity .....         647,863     3,222,810      171,083     303,001
Contract owners' equity beginning
 of period ................................       3,958,698       735,888      306,272       3,271
                                              -------------   -----------   ----------   ---------
Contract owners' equity end of period .....       4,606,561     3,958,698      477,355     306,272
                                              =============   ===========   ==========   =========
CHANGES IN UNITS:
  Beginning units .........................         383,347        87,434       30,435         389
                                              -------------   -----------   ----------   ---------
  Units purchased .........................          55,659       316,436       13,609      39,086
  Units redeemed ..........................         (19,267)      (20,523)        (455)     (9,040)
                                              -------------   -----------   ----------   ---------
  Ending units ............................         419,739       383,347       43,589      30,435
                                              =============   ===========   ==========   =========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-11
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                   FedEqInc                    FedGvtSec
                                           -------------------------  ------------------------------
                                               2004          2003          2004            2003
                                           ------------  -----------  --------------  --------------
Investment activity:
  Net investment income (loss) ..........  $     31,293        2,325          25,626          10,110
  Realized gain (loss) on investments ...        82,877        7,398          (2,584)         (3,597)
  Change in unrealized gain (loss)
   on investments .......................       329,276      493,102          (9,214)         (2,571)
  Reinvested capital gains ..............             -            -           4,073           2,265
                                           ------------  -----------  --------------  --------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations .........................       443,446      502,825          17,901           6,207
                                           ------------  -----------  --------------  --------------
Equity transactions:
  Purchase payments received from
   contract owners (note 3) .............       460,702    2,344,282          23,795         693,880
  Transfers between funds ...............       270,352      206,564           3,054        (161,656)
  Redemptions (note 3) ..................      (228,026)    (117,171)        (26,175)        (26,131)
  Annual contract maintenance charges
   (note 2) .............................          (733)        (232)           (167)            (72)
  Contingent deferred sales charges
   (note 2) .............................        (4,945)      (1,290)         (1,308)           (488)
  Adjustments to maintain reserves                   96           25              (3)            (21)
                                           ------------  -----------  --------------  --------------
    Net equity transactions .............       497,446    2,432,178            (804)        505,512
                                           ------------  -----------  --------------  --------------
Net change in contract owners' equity ...       940,892    2,935,003          17,097         511,719
Contract owners' equity beginning
 of period ..............................     3,463,008      528,005         777,002         265,283
                                           ------------  -----------  --------------  --------------
Contract owners' equity end of period ...  $  4,403,900    3,463,008         794,099         777,002
                                           ============  ===========  ==============  ==============
CHANGES IN UNITS:
  Beginning units .......................       322,353       61,927          73,085          25,237
                                           ------------  -----------  --------------  --------------
  Units purchased .......................        78,023      274,686           5,092          66,406
  Units redeemed ........................       (33,143)     (14,260)         (5,220)        (18,558)
                                           ------------  -----------  --------------  --------------
  Ending units ..........................       367,233      322,353          72,957          73,085
                                           ============  ===========  ==============  ==============

                                                    FedHiInc                     FedIntEq
                                           -------------------------  ------------------------------
                                               2004          2003          2004            2003
                                           ------------  -----------  --------------  --------------
Investment activity:
  Net investment income (loss) ..........       136,356       33,622          (4,811)         (1,675)
  Realized gain (loss) on investments ...        23,776       20,008          41,459           3,237
  Change in unrealized gain (loss)
   on investments .......................        54,711      164,183          11,583          48,132
  Reinvested capital gains ..............             -            -               -               -
                                           ------------  -----------  --------------  --------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations .........................       214,843      217,813          48,231          49,694
                                           ------------  -----------  --------------  --------------
Equity transactions:
  Purchase payments received from
   contract owners (note 3) .............       310,688    1,617,482         113,124         206,278
  Transfers between funds ...............       106,826       29,951          29,454           6,260
  Redemptions (note 3) ..................      (102,430)     (51,125)         (9,340)        (46,430)
  Annual contract maintenance charges
   (note 2) .............................          (567)        (161)            (47)            (19)
  Contingent deferred sales charges
   (note 2) .............................        (2,030)           -            (206)              -
  Adjustments to maintain reserves ......            33           11              41             (29)
                                           ------------  -----------  --------------  --------------
    Net equity transactions .............       312,520    1,596,158         133,026         166,060
                                           ------------  -----------  --------------  --------------
Net change in contract owners' equity ...       527,363    1,813,971         181,257         215,754
Contract owners' equity beginning
 of period ..............................     2,101,220      287,249         311,114          95,360
                                           ------------  -----------  --------------  --------------
Contract owners' equity end of period ...     2,628,583    2,101,220         492,371         311,114
                                           ============  ===========  ==============  ==============
CHANGES IN UNITS:
  Beginning units .......................       179,584       29,703          30,778          12,310
                                           ------------  -----------  --------------  --------------
  Units purchased .......................        45,517      165,490          26,886          24,442
  Units redeemed ........................       (19,405)     (15,609)        (14,472)         (5,974)
                                           ------------  -----------  --------------  --------------
  Ending units ..........................       205,696      179,584          43,192          30,778
                                           ============  ===========  ==============  ==============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-11
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                                        FedIntSmCo                       FedKaufmann
                                                           --------------------------------   ---------------------------------
                                                                2004              2003              2004              2003
                                                           --------------   ---------------   ---------------   ---------------
Investment activity:
  Net investment income (loss) ........................    $            -              (193)          (39,707)          (18,921)
  Realized gain (loss) on investments .................                 -             7,603           172,423            13,849
  Change in unrealized gain (loss)
   on investments .....................................                 -               (24)          343,118           576,015
  Reinvested capital gains ............................                 -                 -               221                 -
                                                           --------------   ---------------   ---------------   ---------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations .......................................                 -             7,386           476,055           570,943
                                                           --------------   ---------------   ---------------   ---------------
Equity transactions:
  Purchase payments received from
   contract owners (note 3) ...........................                 -            11,910           455,274         2,284,917
  Transfers between funds .............................                 -           (30,698)         (171,533)           68,025
  Redemptions (note 3) ................................                 -                 -          (179,776)          (84,224)
  Annual contract maintenance charges
   (note 2) ...........................................                 -                (2)             (798)             (190)
  Contingent deferred sales charges
   (note 2) ...........................................                 -                 -            (4,027)           (1,111)
  Adjustments to maintain reserves ....................                 -                (3)               95               (15)
                                                           --------------   ---------------   ---------------   ---------------
      Net equity transactions .........................                 -           (18,793)           99,235         2,267,402
                                                           --------------   ---------------   ---------------   ---------------

Net change in contract owners' equity .................                 -           (11,407)          575,290         2,838,345
Contract owners' equity beginning
     of period ........................................                 -            11,407         3,488,946           650,601
                                                           --------------   ---------------   ---------------   ---------------
Contract owners' equity end of period .................    $            -                 -         4,064,236         3,488,946
                                                           ==============   ===============   ===============   ===============

CHANGES IN UNITS:
  Beginning units .....................................                 -             1,421           306,045            78,899
                                                           --------------   ---------------   ---------------   ---------------
  Units purchased .....................................                 -             1,379            59,339           245,111
  Units redeemed ......................................                 -            (2,800)          (51,063)          (17,965)
                                                           --------------   ---------------   ---------------   ---------------
  Ending units ........................................                 -                 -           314,321           306,045
                                                           ==============   ===============   ===============   ===============

                                                                      FedMidCapGr                          FedPriMy
                                                           --------------------------------   ---------------------------------
                                                                2004              2003              2004              2003
                                                           --------------   ---------------   ---------------   ---------------
Investment activity:
  Net investment income (loss) ........................            (3,602)           (1,126)             (679)           (1,622)
  Realized gain (loss) on investments .................            22,438             2,343                 -                 -
  Change in unrealized gain (loss)
   on investments .....................................            20,559            36,946                 -                 -
  Reinvested capital gains ............................                 -                 -                 -                 -
                                                           --------------   ---------------   ---------------   ---------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations .......................................            39,395            38,163              (679)           (1,622)
                                                           --------------   ---------------   ---------------   ---------------

Equity transactions:
  Purchase payments received from
   contract owners (note 3) ...........................            65,190           180,605            10,029           638,407
  Transfers between funds .............................            22,522              (235)        1,589,997          (263,409)
  Redemptions (note 3) ................................            (8,575)          (11,275)          (32,346)          (76,109)
  Annual contract maintenance charges
   (note 2) ...........................................               (22)               (1)              (43)               (9)
  Contingent deferred sales charges
   (note 2) ...........................................              (320)                -                 -                 -
  Adjustments to maintain reserves ....................               (23)               (3)               (3)               15
                                                           --------------   ---------------   ---------------   ---------------
      Net equity transactions .........................            78,772           169,091         1,567,634           298,895
                                                           --------------   ---------------   ---------------   ---------------

Net change in contract owners' equity .................           118,167           207,254         1,566,955           297,273
Contract owners' equity beginning
     of period ........................................           230,934            23,680           333,850            36,577
                                                           --------------   ---------------   ---------------   ---------------
Contract owners' equity end of period .................           349,101           230,934         1,900,805           333,850
                                                           ==============   ===============   ===============   ===============

CHANGES IN UNITS:
  Beginning units .....................................            20,498             2,917            33,546             3,655
                                                           --------------   ---------------   ---------------   ---------------
  Units purchased .....................................            13,730            18,776           218,530            65,734
  Units redeemed ......................................            (7,050)           (1,195)          (60,997)          (35,843)
                                                           --------------   ---------------   ---------------   ---------------
  Ending units ........................................            27,178            20,498           191,079            33,546
                                                           ==============   ===============   ===============   ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-11
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                                FedQualBd                          FedTotRe
                                                      ------------------------------   -------------------------------
                                                          2004             2003             2004             2003
                                                      -------------   --------------   --------------   --------------
Investment activity:
  Net investment income (loss) ...................    $      31,471            7,278          201,651          (14,959)
  Realized gain (loss) on investments ............           (1,171)           3,112         (115,949)          (1,161)
  Change in unrealized gain (loss)
   on investments ................................          (14,068)           8,760          (38,812)          49,722
  Reinvested capital gains .......................            9,702                -                -                -
                                                      -------------   --------------   --------------   --------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations ..................................           25,934           19,150           46,890           33,602
                                                      -------------   --------------   --------------   --------------
  Equity transactions:
  Purchase payments received from
   contract owners (note 3) ......................          176,033          879,374          264,110        1,603,028
  Transfers between funds ........................          204,193          (71,568)      (2,362,170)          11,094
  Redemptions (note 3) ...........................          (36,550)         (48,867)         (90,769)         (21,941)
  Annual contract maintenance charges
   (note 2) ......................................             (225)             (71)            (454)            (232)
  Contingent deferred sales charges
   (note 2) ......................................             (929)          (2,370)          (1,838)             (34)
  Adjustments to maintain reserves ...............              (17)               8             (395)               6
                                                      -------------   --------------   --------------   --------------
    Net equity transactions ......................          342,505          756,506       (2,191,516)       1,591,921
                                                      -------------   --------------   --------------   --------------
Net change in contract owners' equity ............          368,439          775,656       (2,144,626)       1,625,523
Contract owners' equity beginning
 of period .......................................          976,472          200,816        2,144,626          519,103
                                                      -------------   --------------   --------------   --------------
Contract owners' equity end of period ............    $   1,344,911          976,472                -        2,144,626
                                                      =============   ==============   ==============   ==============
CHANGES IN UNITS:
 Beginning units ................................           89,008           18,954          198,906           49,241
                                                     -------------   --------------   --------------   --------------
 Units purchased ................................           53,468           81,838           35,618          164,439
 Units redeemed .................................          (22,761)         (11,784)        (234,524)         (14,774)
                                                     -------------   --------------   --------------   --------------
 Ending units ...................................          119,715           89,008                -          198,906
                                                     =============   ==============   ==============   ==============

See accompanying notes to financial statements.

                         NATIONWIDE VARIABLE ACCOUNT-11
                          NOTES TO FINANCIAL STATEMENTS
                           December 31, 2004 and 2003

(1)  Background and Summary of Significant Accounting Policies

     (a) Organization and Nature of Operations

          Nationwide Variable Account-11 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on December 15, 1999 and commenced operations on August 2, 2002. The Account is registered as a unit investment trust under the Investment Company Act of 1940. The Company offers Individual Deferred Variable Annuity Contracts through the Account. The contracts are distributed by the Company and marketed exclusively through Federated Investors.

     (b) The Contracts

          Contract owners in either the accumulation or payout phase may invest in any of the following:
          Portfolios of the Federated Insurance Series (Federated IS);
               Federated IS - American Leaders Fund II - Primary Shares (FedAmLead)
               Federated IS - Capital Appreciation Fund II - Primary Shares (FedCapAp)
               Federated IS - Capital Income Fund II (FedCapInc)
               Federated IS - Equity Income Fund II (FedEqInc)
               Federated IS - Fund for US Government Securities II (FedGvtSec) Federated IS - High Income Bond Fund II - Primary Shares (FedHiInc)
               Federated IS - International Equity Fund II (FedIntEq)
               Federated IS - International Small Company Fund II (FedIntSmCo)* Federated IS - Kaufmann Fund II - Primary Shares (FedKaufmann) Federated IS - Mid Cap Growth Strategies Fund II (FedMidCapGr)
                    (formerly Federated IS - Growth Strategies Fund II)
               Federated IS - Prime Money Fund II (FedPriMy)
               Federated IS - Quality Bond Fund II - Primary Shares (FedQualBd) Federated IS - Total Return Bond Fund II (FedTotRe)*
               Federated IS - Utility Fund II (FedUtility)*

     *At December 31, 2004, contract owners were not invested in this fund.

     The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

     A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

     Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

                                                                     (Continued)
                                        8

    NATIONWIDE VARIABLE ACCOUNT-11 (NOTES TO FINANCIAL STATEMENTS, Continued)


(c)  Security Valuation, Transactions and Related Investment Income

     Investments in underlying mutual funds are valued based on the closing net asset value per share at December 31, 2004 of such funds, which value their investment securities at fair value. The cost of investments sold is determined on the specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividends (which include capital gain distributions) are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d)  Federal Income Taxes

     Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

     The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

(e)  Use of Estimates in the Preparation of Financial Statements

     The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(2)  Expenses

     For Premium Deferred Variable Annuity contracts, the Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is surrendered, the Company will, with certain exceptions, deduct from a contract owners' contract value a contingent deferred sales charge not to exceed 7% of the purchase payments surrendered. This charge declines 1% per year to 0% after the purchase payment has been held in the contract for 7 years. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

     For the Deferred Variable Annuity contracts, a sales charge of up to 5.5% is deducted from each purchase payment. The sales charge declines based upon the amount of the cumulative qualifying purchase payment, which may include certain deposits made to other qualifying investments in addition to the deposits made to the contract. An additional sales charge of 0.5% is applied against any purchase payments in excess of $1 million that are withdrawn within one year of deposit to the contract. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

     The Company may deduct an annual contract maintenance charge of $40, depending on the amount of assets in the contract, which is satisfied by surrendering units.

     The Company deducts a mortality and expense risk charge assessed through the daily unit value calculation. The Option table below illustrates the annual rate for all contract level charges by product, as well as the maximum variable account charge per product. The table also summarizes the contract level options available to contract holders. The options and related charges are described in more detail in the applicable product prospectus.

                                                                     (Continued)
                                        9

    NATIONWIDE VARIABLE ACCOUNT-11 (NOTES TO FINANCIAL STATEMENTS, Continued)

                                                                                            Premium
                     Nationwide Variable Account-11 Options                   Deferred      Deferred
---------------------------------------------------------------------------   --------    -----------
Variable Account Charges - Recurring ......................................     0.80%        1.20%
Death Benefit Option:
 Greater of One-Year or 5% Enhanced .......................................     0.15%        0.15%
  If death before annuitization, benefit will be greatest of
   (i) contract value, (ii) lessor of purchase payments less surrenders or 2 times the contract value as of the date death benefit is calculated,
   (iii) highest contract value before 86th birthday less surrenders or
   (iv) the 5% interest anniversary value.
Beneficiary Protector Option ..............................................     0.40%        0.40%
   Upon annuitant death, in addition to any death benefit payable, an additional amount will be credited to contract.
Maximum Variable Account Charges*: ........................................     1.35%        1.75%

*When maximum options are elected.

The following table provides mortality and expense risk charges by asset fee rates for the period ended December 31, 2004:

              Total    FedAmLead     FedCapAp    FedCapInc     FedEqInc    FedGvtSec     FedHiInc     FedIntEq
         ----------   ----------   ----------   ----------   ----------   ----------   ----------   ----------
0.80%    $   86,219       22,411       16,333        2,090       14,715        1,157        6,004        1,189
0.95%        13,818        3,223        2,239           45        2,102           48        2,613          368
1.20%       104,567       24,348       16,020          397       10,501        4,708        9,882        1,383
1.35%        58,710       11,073        7,228          676       11,773        2,761        6,407        1,384
1.75%        11,558        1,645        1,900          391        1,327          581        1,332          487
         ----------   ----------   ----------   ----------   ----------   ----------   ----------   ----------
Totals   $  274,872       62,700       43,720        3,599       40,418        9,255       26,238        4,811
         ==========   ==========   ==========   ==========   ==========   ==========   ==========   ==========

         FedKaufmann  FedMidCapGr    FedPriMy    FedQualBd     FedTotRe
         ----------   ----------   ----------   ----------   ----------
0.80%    $    11,669          800         461        3,076        6,314
0.95%          1,913           69          72          189          937
1.20%         15,881          813       3,631        6,090       10,913
1.35%          7,590        1,620         574        3,085        4,539
1.75%          2,654          300         105          291          545
         -----------   ----------  ----------   ----------   ----------
Totals   $    39,707        3,602       4,843       12,731       23,248
         ===========   ==========  ==========   ==========   ==========

(3)  Related Party Transactions

     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

     Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the years ended December 31, 2004 and 2003, total transfers to the Account from the fixed account were $1,543,919 and $10,239,523, respectively, and total transfers from the Account to the fixed account were $10,000 and $11,397, respectively. Transfers from the Account to the fixed account are included in redemptions, and transfers to the Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners' Equity.

     For guaranteed minimum death benefits, the Company contributed $0 and $22 to the Account in the form of additional premium to contract owner accounts for the years ended December 31, 2004 and 2003, respectively. These amounts are included in purchase payments received from contract owners and are credited at time of annuitant death, when applicable.

                                                                     (Continued)
                                       10

    NATIONWIDE VARIABLE ACCOUNT-11 (NOTES TO FINANCIAL STATEMENTS, Continued)

(4)  Financial Highlights

     The Company offers several variable annuity products through the Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns.The following tabular presentation is a summary of units, unit fair values and contract owners' equity outstanding for variable annuity contracts as of the end of the period indicated, and contract expense rate, investment income ratio and total return for each period in the two-year period ended December 31, 2004 and for the period August 2, 2002 (commencement of operations) through December 31, 2002. Beginning in 2003 the information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented. For periods prior to 2003 the information is presented as a range of minimum and maximum values, however, such information is exclusive and independent for each column, and there is no intentional relationship among and between the ranges of values presented for contract expense rate, unit fair value and total return.

                         Contract                                                       Investment
                         Expense                          Unit            Contract        Income            Total
                          Rate*         Units          Fair Value      Owners' Equity     Ratio**          Return***
                     -------------   -----------    -----------------  --------------   ----------  -------------------------
Federated IS - American Leaders Fund II - Primary Shares
      2004 ......... 0.80% to 1.75%    574,522       $ 11.46 to 11.18   $6,545,002       1.37%      8.90% to 7.86%
      2003 ......... 0.80% to 1.75%    532,185         10.53 to 10.37    5,581,921       0.92%      26.68% to 25.46%
      2002 ......... 0.80% to 1.75%    130,404           8.26 to 8.31    1,081,811       0.00%      -17.37% to -16.91% (a)(b)
Federated IS - Capital Appreciation Fund II - Primary Shares
      2004 ......... 0.80% to 1.75%    419,739        11.04 to 10.77     4,606,561       0.55%      6.54% to 5.52%
      2003 ......... 0.80% to 1.75%    383,347        10.36 to 10.21     3,958,698       0.29%      22.93% to 21.75%
      2002 ......... 0.80% to 1.75%     87,434        8.38 to  8.43        735,888       0.00%      -16.16% to -15.69% (a)(b)
Federated IS - Capital Income Fund II
      2004 ......... 0.80% to 1.75%     43,589        11.00 to 10.73       477,355       4.07%      9.04% to 8.00%
      2003 ......... 0.80% to 1.75%     30,435        10.09 to 9.94        306,272       0.32%      19.71% to 18.56%
      2002 .........      1.20%            389           8.41                3,271       0.00%          -15.90%        (a)(b)
Federated IS - Equity Income Fund II
      2004 ......... 0.80% to 1.75%    367,233        12.07 to 11.77     4,403,900       1.82%      11.94% to 10.87%
      2003 ......... 0.80% to 1.75%    322,353        10.78 to 10.62     3,463,008       1.04%      26.26% to 25.05%
      2002 ......... 0.80% to 1.35%     61,927        8.51 to 8.54         528,005       0.00%      -14.87% to -14.59% (a)(b)
Federated IS - Fund for US Government Securities II
      2004 ......... 0.80% to 1.75%     72,957        11.00 to 10.73       794,099       4.44%      2.78% to 1.80%
      2003 ......... 0.80% to 1.75%     73,085        10.70 to 10.54       777,002       3.35%      1.55% to 0.57%
      2002 ......... 0.80% to 1.75%     25,237        10.48 to 10.53       265,283       0.00%      4.76% to 5.34%     (a)(b)
Federated IS - High Income Bond Fund II - Primary Shares
      2004 ......... 0.80% to 1.75%    205,696        12.88 to 12.56     2,628,583       6.88%      9.58% to 8.53%
      2003 ......... 0.80% to 1.75%    179,584        11.75 to 11.58     2,101,220       3.94%      21.24% to 20.08%
      2002 ......... 0.80% to 1.75%     29,703         9.64 to 9.69        287,249       0.00%      -3.60% to -3.06%   (a)(b)
Federated IS - International Equity Fund II
      2004 ......... 0.80% to 1.75%     43,192        11.49 to 11.21       492,371       0.00%      13.15% to 12.07%
      2003 ......... 0.80% to 1.75%     30,778        10.15 to 10.00       311,114       0.00%      30.81% to 29.55%
      2002 ......... 0.80% to 1.75%     12,310        7.72 to   7.76        95,360       0.00%     -22.80% to -22.37%  (a)(b)
Federated IS - International Small Company Fund II
      2002 ......... 0.80% to 1.20%      1,421        8.02 to   8.04        11,407       0.00%     -19.79% to -19.60%  (a)(b)
Federated IS - Kaufmann Fund II - Primary Shares
      2004 ......... 0.80% to 1.75%    314,321        13.03 to 12.71     4,064,236       0.00%      13.74% to 12.65%
      2003 ......... 0.80% to 1.75%    306,045        11.45 to 11.28     3,488,946       0.00%      38.59% to 37.26%
      2002 ......... 0.80% to 1.75%     78,899        8.22 to   8.26       650,601       0.00%     -17.83% to -17.37%  (a)(b)
Federated IS - Mid Cap Growth Strategies Fund II
      2004 ......... 0.80% to 1.75%     27,178        12.97 to 12.65       349,101       0.00%      14.51% to 13.41%
      2003 ......... 0.80% to 1.75%     20,498        11.32 to 11.15       230,934       0.00%      38.96% to 37.63%
      2002 ......... 1.20% to 1.75%      2,917        8.10 to   8.13        23,680       0.00%     -18.97% to -18.71%  (a)(b)
Federated IS - Prime Money Fund II
      2004 ......... 0.80% to 1.75%    191,079        10.02 to  9.77     1,900,805       0.37%      0.01% to -0.95%
      2003 ......... 0.80% to 1.75%     33,546        10.02 to  9.87       333,850       0.91%      -0.12% to -1.08%
      2002 ......... 0.80% to 1.75%      3,655         9.97 to 10.03        36,577       0.43%      -0.27% to 0.29%    (a)(b)

                                                                     (Continued)
                                       11

NATIONWIDE VARIABLE ACCOUNT-11 (NOTES TO FINANCIAL STATEMENTS, Continued)

                         Contract                                                       Investment
                         Expense                          Unit            Contract        Income            Total
                          Rate*         Units          Fair Value      Owners' Equity     Ratio**          Return***
                     -------------   -----------    -----------------  --------------   ----------  ------------------------
Federated IS - Quality Bond Fund II - Primary Shares
  2004               0.80% to 1.75%    119,715      $ 11.33 to 11.05   $    1,344,911         3.81%   2.79% to 1.81%
  2003               0.80% to 1.75%     89,008        11.02 to 10.85          976,472         2.43%   3.81% to 2.81%
  2002               0.80% to 1.75%     18,954        10.56 to 10.62          200,816         0.00%   5.57% to 6.16%  (a)(b)
Federated IS - Total Return Bond Fund II
  2003               0.80% to 1.75%    198,906        10.83 to 10.66        2,144,626         0.01%   2.51% to 1.53%
  2002               0.80% to 1.75%     49,241        10.50 to 10.56          519,103         9.40%   5.03% to 5.61%  (a)(b)
                                                                       --------------

2004 Contract owners' equity                                           $   27,606,924
                                                                       ==============
2003 Contract owners' equity                                           $   23,674,063
                                                                       ==============
2002 Contract owners' equity                                           $    4,439,051
                                                                       ==============

     * This represents the range of annual contract expense rates of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.

     ** This represents the dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions to the contractholder accounts either through reductions in unit values or redemption of units. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

     *** This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit value for expenses assessed. It does not include any expenses charged through the redemption of units, the inclusion of which would result in a reduction of the total return presented.

(a) & (b) Denote the minimum and maximum of the total return ranges, respectively, for underlying mutual fund options that were added during the reporting period. These returns were not annualized. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) is representative of all units issued and outstanding at period end. Such options that were added during the reporting period are designated by these symbols.

             Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and Contract Owners of Nationwide Variable Account-11:

     We have audited the accompanying statement of assets, liabilities and contract owners' equity of Nationwide Variable Account-11 (comprised of the sub-accounts listed in note 1(b)) (collectively, "the Account") as of December 31, 2004, and the related statements of operations and changes in contract owners' equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 2004, and the results of its operations, changes in contract owners' equity, and financial highlights for each of the periods indicated herein, in conformity with U.S. generally accepted accounting principles.

KPMG LLP
Columbus, Ohio
March 4, 2005

NATIONWIDE LIFE INSURANCE COMPANY                                     PRSRT STD
HOME OFFICE: ONE NATIONWIDE PLAZA . COLUMBUS, OHIO 43215-2220       U.S. POSTAGE
                                                                        PAID
                                                                     NATIONWIDE

Nationwide/(R)/ is a registered federal service mark of Nationwide Mutual Insurance Company